Basis of Presentation (Details)		9 Months Ended		12 Months Ended
	Jun. 15, 2021	Sep. 30, 2022 $ / shares shares	Sep. 30, 2021 shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares
Anti-dilutive securities
Reverse stock split ratio	0.333
Common stock, par value (in dollars per share) | $ / shares		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Stockholders' equity, reverse stock split				one-for-fifty (1:50)	1-for-50
Minimum
Anti-dilutive securities
Stockholders' equity, reverse stock split				one-for-thirty (1:30)
Maximum
Anti-dilutive securities
Stockholders' equity, reverse stock split				one-for-one hundred (1:100)
Obalon Therapeutics Inc.
Anti-dilutive securities
Stock exchange ratio	0.5367
Stock options
Anti-dilutive securities
Anti-dilutive securities (in shares)		22,820	11,847		17,701	1
Unvested restricted stock units
Anti-dilutive securities
Anti-dilutive securities (in shares)		5,770	36,141		34,227
Convertible preferred stock
Anti-dilutive securities
Anti-dilutive securities (in shares)		10	10		10	1,288
Warrants
Anti-dilutive securities
Anti-dilutive securities (in shares)		139,047	135,547		139,047	269,669